Marketable Securities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Proceeds from the sale of investment securities available- for- sale	$ 9,237	$ 5,871	$ 7,355
Gross realized gains on sales of available-for-sale securities	$ (88)	$ 36